Fair value of financial instruments and investments (Details) (Recurring basis, USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total
Financial assets measured at fair value on recurring basis
Warrant liability	$ 98,819	$ 95,661	$ 1,878,316
Significant unobservable inputs (level 3)
Financial assets measured at fair value on recurring basis
Warrant liability	$ 98,819	$ 95,661	$ 1,878,316